Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Mar. 30, 2020
Entity Registrant Name	Investment Managers Series Trust
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Trading Symbol	imst
Document Creation Date	Mar. 30, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	Mar. 31, 2020